Contributed Equity (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Schedule of Share Capital

Share capital

	December 31,	December 31,	December 31,	December 31,
	2025	2024	2025	2024
	Number of shares	Number of shares	Amount (USD)	Amount (USD)
Ordinary shares
Fully paid	840,073,798	567,941,993	$485,478,860	$367,537,075

Ordinary Share Capital

Date	Details	Number of Shares	Issue Price (AUD)	Amount (USD)
January 1, 2024	Balance	488,733,461	$—	$338,425,286
January 19, 2024	Exercise of performance rights	125,200	$—	—
February 15, 2024	Exercise of performance rights	7,130	$—	—

March 14, 2024	Exercise of performance rights	3,841	$—	—
April 18, 2024	Exercise of options	33,334	$0.50	10,727
April 19, 2024	Exercise of performance rights	9,041	$—	—
May 2, 2024	Exercise of performance rights	35,490	$—	—
June 4, 2024	Exercise of performance rights	8,987	$—	—
June 13, 2024	Exercise of performance rights	32,042	$—	—
June 28, 2024	Exercise of performance rights	15,409	$—	—
July 12, 2024	Exercise of performance rights	297,885	$—	—
July 16, 2024	Exercise of options	3,415,759	$—	1,605,677
July 29, 2024	Exercise of performance rights	16,684	$—	—
September 2, 2024	Exercise of performance rights	250,000	$—	—
September 2, 2024	Exercise of share rights	65,405	$—	—
September 4, 2024	Exercise of performance rights	618,129	$—	—
September 19, 2024	Exercise of performance rights	46,005	$—	—
September 24, 2024	Exercise of performance rights	33,193	$—	—
October 2, 2024	Exercise of performance rights	2,479	$—	—
November 1, 2024	Exercise of performance rights	7,321	$—	—
November 12, 2024	Exercise of performance rights	7,522	$—	—
December 2, 2024	Placement shares	74,064,647	$0.60	28,807,889
December 12, 2024	Exercise of performance rights	113,029	$—	—
	Share issue costs	—		(1,312,504)
December 31, 2024	Balance	567,941,993		367,537,075
January 10, 2025	Exercise of options	43,825	$—	19,110
January 13, 2025	Exercise of performance rights	614,050	$—	—
January 16, 2025	Share purchase plan shares	53,887,112	$0.60	20,086,938
January 23, 2025	Exercise of performance rights	137,405	$—	—
January 28, 2025	Placement shares	12,771,392	$0.60	5,000,000
February 4, 2025	Exercise of performance rights	2,179	$—	—
March 3, 2025	Exercise of performance rights	3,070	$—	—
March 3, 2025	Exercise of share rights	632,890	$—	—
March 14, 2025	Exercise of performance rights	6,347	$—	—
March 31, 2025	Exercise of performance rights	15,414	$—	—
May 13, 2025	Exercise of performance rights	29,763	$—	—
June 5, 2025	Exercise of performance rights	36,105	$—	—
June 25, 2025	Exercise of performance rights	10,818	$—	—
June 30, 2025	Exercise of performance rights	66,896	$—	—
July 18, 2025	Exercise of performance rights	246,377	$—	—
July 25, 2025	Interest equity shares	783,867	$—	287,795
July 30, 2025	Exercise of performance rights	48,531	$—	—
August 8, 2025	Conversion of convertible debentures	930,907	$0.45	273,210
August 12, 2025	Conversion of convertible debentures	2,800,013	$0.51	929,347
August 15, 2025	Exercise of performance rights	15,805	$—	—
August 18, 2025	Conversion of convertible debentures	2,690,187	$0.49	849,712
August 22, 2025	Conversion of convertible debentures	3,661,097	$0.50	1,164,187
August 26, 2025	Conversion of convertible debentures	4,530,368	$0.54	1,589,314
August 26, 2025	Exercise of performance rights	18,760	$—	—
August 27, 2025	Exercise of performance rights	648,238
August 28, 2025	Conversion of convertible debentures	12,740,231	$0.56	4,575,344
September 1, 2025	Exercise of performance rights	250,000	$—	—
September 24, 2025	Exercise of performance rights	60,413	$—	—

September 25, 2025	Conversion of convertible debentures	3,552,225	$0.46	1,064,977
September 30, 2025	Conversion of convertible debentures	7,310,610	$0.49	2,368,161
October 1, 2025	Exercise of performance rights	14,749	$—	—
October 7, 2025	Conversion of convertible debentures	9,105,213	$0.59	3,544,755
October 8, 2025	Conversion of convertible debentures	9,114,822	$0.55	3,302,646
October 9, 2025	Conversion of convertible debentures	29,213,548	$0.55	10,561,162
October 10, 2025	Exercise of performance rights	2,478	$—	—
October 13, 2025	Conversion of convertible debentures	68,059,769	$0.77	34,347,487
October 15, 2025	Conversion of convertible debentures	48,044,482	$0.92	28,363,572
November 4, 2025	Exercise of performance rights	5,482	$—	—
November 19, 2025	Exercise of performance rights	7,534	$—	—
December 18, 2025	Exercise of performance rights	18,833	$—	—
	Share issue costs	—		(385,932)
December 31, 2025	Balance	840,073,798		485,478,860